Net other non-operating income	12 Months Ended
Dec. 31, 2022
Net other non-operating income [Abstract]
Net other non-operating income
40.	Net other non-operating income
Other
non-operating
income and other
non-operating
expense for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Other non-operating income
Gain on disposal of assets:
Property and equipment (*1)	~~W~~	64,427	1,836	67,411
Investment property (*1)		20,701	108	29,305
Assets held for sale (*2)		1,147	16,976	448,770
Lease assets		2,712	247	36
Right-of-use assets		3,415	2,986	4,131
Others		24	—	—

		92,426	22,153	549,653

Investments in associates:
Gain on disposal		11,325	39,593	8,965
Reversal of impairment loss		—	—	5,924

		11,325	39,593	14,889

Others:
Rental income on investment property		23,890	35,887	33,366
Reversal of impairment losses on intangible asset		119	372	396
Gain from assets contributed		4	20	4
Gain from bargain purchase		—	—	12,349
Others		66,268	64,272	75,504

		90,281	100,551	121,619

		194,032	162,297	686,161

Other non-operating expense
Loss on disposal of assets:
Property and equipment (*1)		(5,884)	(2,027)	(2,546)
Investment property		—	(2,111)	—
Lease assets		(5,538)	—	(9)
Right-of-use assets		(1,195)	(2,920)	(737)
Others		(64)	(1,186)	(183)

		(12,681)	(8,244)	(3,475)

Investments in associates:
Loss on disposal		(5,754)	(11,002)	(19,045)
Impairment loss		(9,407)	(10,719)	(7,529)

		(15,161)	(21,721)	(26,574)

Others:
Donations		(86,608)	(64,098)	(67,558)
Depreciation of investment properties		(20,165)	(21,616)	(18,115)
Impairment loss on property and equipment		—	(7,594)	—
Impairment loss on intangible assets		(41,429)	(34,916)	(3,158)
Write-off of intangible assets		(474)	(1,346)	(1,822)
Expenses on collection of special bonds		(7,978)	(11,275)	(10,259)
Others (*3)		(344,934)	(518,519)	(215,725)

		(501,588)	(659,364)	(316,637)

		(529,430)	(689,329)	(346,686)

Net other non-operating gain (loss)	~~W~~	(335,398)	(527,032)	339,475

(*1)
Gain and loss on disposal of
sale-and-leaseback
are included in gain and loss on disposal of property, plant, and equipment and gain on disposal of investment property, respectively. Gain on disposal of sale-and-leaseback
for the year ended December 31, 2020 is
~~W~~
9,761 million.

(*2)
Gain and loss on disposal of
sale-and-leaseback
are included in gain and loss on disposal of property and equipment, gain and loss on disposal of investment property and gain on assets held for sale, respectively. Gain on disposal of sale-and-leaseback
for the years ended December 31, 2021 and 2022 are
~~W~~
9,761 million and
~~W~~
443,780 million, respectively.

(*3)
It includes
~~W~~
284,176 million,
~~W~~
466,775 million and
~~W~~
168,020 million, respectively, for the years ended December 31, 2020, 2021 and 2022 of estimated claim for damages that are highly probable to be paid in case of customer losses expected due to redemption delays of Lime CI funds, etc.